Stock-Based Compensation Plans	12 Months Ended
Dec. 31, 2011
Stock-Based Compensation Plans [Abstract]
Stock-Based Compensation Plans
4.	Stock-Based Compensation Plans
We have six stock incentive plans under which 8,450,000 shares can be issued to key employees through a grant of stock awards and/or options to purchase shares.  The Compensation/Incentive Committee ("CIC") of the Board of Directors administers these plans.  All options granted under these plans provide for a purchase price equal to the market value of the stock at the date of grant.  The latest plan, covering a total of 1,750,000 shares, was adopted in May 2010.  The plans are not qualified, restricted or incentive plans under the U.S. Internal Revenue Code.  The terms of each plan differ slightly; however, stock options issued under the plans generally have a maximum term of 10 years.  Under one plan, adopted in 1999, up to 500,000 shares may be issued to employees who are not our officers or directors.

     We grant stock options and restricted stock awards to our officers, other key employees and directors to better align their long-term interests with those of our shareholders.  We grant stock options at an exercise price equal to the market price of our stock on the date of grant.  Options generally vest evenly annually over a three-year period and have a contractual life of 10 years.  Restricted stock awards generally cliff vest over a three-or four year period.  Immediately vesting stock awards are generally granted to our non-employee directors annually at the time of our Annual Meeting.

In February 2011, the CIC granted 35,713 restricted stock awards to certain key employees.  These shares cliff vest in February 2015.  In May 2011, the CIC granted 6,928 unrestricted shares to stock to the Company's outside directors.
The following table summarizes total stock option and stock award activity during 2011:

	Stock Options				Stock Awards
		Weighted Average		Aggregate		Weighted
			Remaining	Intrinsic		Average
	Number of	Exercise	Contractual	Value	Number of	Grant-Date
	Options	Price	Life (Years)	(thousands)	Shares	Price

Outstanding at January 1, 2011	2,586,646	$47.19			151,620	$48.00
Granted	513,100	65.17			125,741	64.74
Exercised/Vested	(433,321)	36.22			(58,238)	57.61
Canceled/ Forfeited	(27,902)	51.99			(4,000)	44.02
Outstanding at December 31, 2011	2,638,523	52.44	6.6	$12,748	215,123	55.25
Vested and expected to vest
at December 31, 2011	2,630,500	52.45	6.6	12,724	n.a.	n.a.
Exercisable at December 31, 2011	1,630,660	49.22	5.5	11,506	n.a.	n.a.

We estimate the fair value of stock options using the Black-Scholes valuation model, consistent with the provisions of the FASB's and the Securities and Exchange Commission's ("SEC") guidance.  We determine expected term, volatility, dividend yield and forfeiture rate based on our historical experience.  We believe that historical experience is the best indicator of these factors.  Prior to 2011, we separated the participants into two groups for purposes of calculating the fair value of options.  Beginning in 2011, we valued all participants' options as a single group because segregation of data did not provide significantly different results for determining compensation expense for stock options.  Data for 2010 and 2009 have been combined to present the weighted average information of previously segregated data.  The assumptions we used to value the 2011, 2010 and 2009 grants are as follows:

	2011	2010	2009

Stock price on date of issuance	$65.17	$52.76	$44.02
Grant date fair value per share	$19.08	$15.21	$14.04
Number of options granted	513,100	515,100	508,600
Expected term (years)	4.9	5.1	5.1
Risk free rate of return	2.35%	2.43%	1.74%
Volatility	32.8%	33.5%	35.0%
Dividend yield	1.0%	1.5%	0.6%
Forfeiture rate	-	1.6%	2.0%

Other data for stock option and stock award activity include (in thousands, except per-share amounts):

	Years Ended December 31,
	2011	2010	2009

Total compensation cost of stock-based compensation
plans charged against income	$14,237	$14,961	$15,726
Total income tax benefit recognized in income for stock
based compensation plans	5,232	5,499	5,780
Total intrinsic value of stock options exercised	12,925	10,096	5,079
Total intrinsic value of stock awards vested during the period	3,757	8,437	5,604
Per-share weighted averaged grant-date fair value of
stock awards granted	64.74	57.13	44.54

Other data for stock options and stock awards for 2011 include (dollar amounts in thousands):

	Stock	Stock
	Options	Awards
Total unrecognized compensation related to nonvested options and awards at end of year	$9,851	$5,995
Weighted average period over which unrecognized compensation cost of nonvested options
and awards to be recognized (years)	1.8	1.8
Actual income tax benefit realized from options exercised during the year	$4,764	n.a.

EXECUTIVE LONG-TERM INCENTIVE PLAN ("LTIP")
Our shareholders approved in May 2002 the adoption of the LTIP covering our officers and certain key employees.  The CIC periodically approves a pool of shares to be awarded based on stock price targets, EBITDA targets, time-based vesting and a discretionary component for the LTIP.

The CIC established price targets and pools of unrestricted shares to be granted if the closing stock price reaches the target price for 30 of 60 consecutive trading days during the specified three-year period:

	February 2011 Price Targets for the			May 2009 Price Targets for the
	three years ending February 18, 2014			three years ending February 28, 2012
Price target	$79.00	$85.00	$90.00	$54.00	$58.00	$62.00
Number of shares in the pool	25,000	25,000	25,000	22,500	33,750	33,750
Shares awarded:
From the pool	-	-	-	22,500	33,750	33,750
Discretionary shares	-	-	-	5,400	7,350	7,350
Total shares	-	-	-	27,900	41,100	41,100
Pretax cost of award (in thousands)	n.a.	n.a.	n.a.	$1,799	$2,935	$3,012
Date of award	n.a.	n.a.	n.a.	April 2010	December 2010	January 2011

The CIC also established cumulative adjusted EBITDA Earnings Targets for three-year and four year periods and pools of unrestricted shares to be granted upon the attainment of either target:

	Cumulative EBITDA Targets
	November 2009	May 2007
Beginning measurement date	January 1, 2010	January 1, 2007
Three-year EBITDA Target (in thousands)	$640,000	$465,000
Four-year EBITDA target (in thousands)	825,000	604,000
Shares in EBITDA pool	80,000	80,000
Shares awarded:
From the pool	-	80,000
Discretionary shares	-	16,200
Total shares	-	96,200
Pretax cost of award (in thousands)	-	$5,007
Date of award	n.a.	November 2009

The above pretax costs of the LTIP awards include related payroll taxes and savings plan contributions and are included in the "Selling, general and administrative expenses" line of the consolidated income statement.

In February 2011, the CIC approved a time-based LTIP award of 42,000 shares of restricted stock to certain key employees.  The restricted shares cliff vest four years from the date of issuance.  The cumulative compensation expense related to the restricted award is $2.7 million and will be recognized ratably over the 4 year vesting period.  We assumed no forfeitures in determining the cumulative compensation expense of the grant.  In November 2009, the CIC established a discretionary pool of 37,000 shares of capital stock.

EMPLOYEE STOCK PURCHASE PLAN ("ESPP")
The ESPP allows eligible participants to purchase our shares through payroll deductions at current market value.  We pay administrative and broker fees associated with the ESPP.  Shares purchased for the ESPP are purchased on the open market and credited directly to participants' accounts.  In accordance with the FASB's guidance, the ESPP is non-compensatory.